Label	Element	Value
Disposal Group, Including Discontinued Operation, Assets	us-gaap_AssetsOfDisposalGroupIncludingDiscontinuedOperation	$ 64,000,000
Disposal Group, Including Discontinued Operation, Assets	us-gaap_AssetsOfDisposalGroupIncludingDiscontinuedOperation	69,000,000
Disposal Group, Including Discontinued Operation, Assets	us-gaap_AssetsOfDisposalGroupIncludingDiscontinuedOperation	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	604,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	509,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	$ 723,000,000